UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999
            Check here if Amendment [ ]; Amendment Number: __________

                         This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          101 East 52 Street
                  New York, NY 10022

13F File Number:  28-

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Grossman
Title:   Vice President
Phone:   212-751-4900

Signature, Place, and Date of Signing:

/s/ Richard Grossman

New York, NY

February 10, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager:

                 N/A

                              FORM 13F SUMMARY PAGE

                                 Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      $157,520 (thousands)

List of Other Included Managers:  None

                                                      FORM 13F INFORMATION TABLE

--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- ------------------------------
Name of Issuer  Title of CUSIP     Value (x1000)  Shrs or prn   SH/PRN Put/Call Investment  Other            Voting Authority
                Class                             amt                           discretion  managers
                                                                                                        Sole     Shared   None
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Alpha           COM      020753109 5,771          100,700       SH              SOLE                  100,700    0          0
Industries,
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
California      COM      130439102 2,949          251,000       SH              SOLE                  251,000    0          0
Micro Devices
Corp
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Candela Corp    COM      136907102 5,114          274,600       SH              SOLE                  274,600    0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Corsair         COM      220406102 4,358          536,400       SH              SOLE                  536,400    0          0
Communications
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Cryptologic     COM      228906103 1,112          62,100        SH              SOLE                  62,100     0          0
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Datalink Net    COM      23804A206 1,683          154,800       SH              SOLE                  154,800    0          0
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Datatec         COM      238128102 4,109          730,400       SH              SOLE                  730,400    0          0
Systems Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Digi            COM      253798102 2,606          249,700       SH              SOLE                  249,700    0          0
International
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Eclipse         COM      278849104 3,166          429,300       SH              SOLE                  429,300    0          0
Surgical
Technologies
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Elantec         COM      284155108 11,058         335,100       SH              SOLE                  335,100    0          0
Semiconductor
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Exar Corp       COM      300645108 59             1,000         SH              SOLE                  1,000      0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
4 Kids          COM      350865101 739            26,400        SH              SOLE                  26,400     0          0
Entertainment
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
GTS Duratek     COM      36237J107 2,248          285,500       SH              SOLE                  285,500    0          0
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Information     COM      45675F303 4,785          233,400       SH              SOLE                  233,400    0          0
Resource
Engineering
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Integrated      COM      458118106 9,428          325,100       SH              SOLE                  325,100    0          0
Device
Technology
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Iomed Inc.      COM      462028101 1,124          321,000       SH              SOLE                  321,000    0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
ISG             COM      M5733B104 5,123          325,300       SH              SOLE                  325,300    0          0
International
Software Group
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Kopin Corp.     COM      500600101 10,996         261,800       SH              SOLE                  261,800    0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Kopin Corp.     COM      5006009R4 130            200           SH     PUT      SOLE                  200        0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Macrovision     COM      555904101 5,180          70,000        SH              SOLE                  70,000     0          0
Corp.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Media 100 Inc.  COM      58440W105 6,723          254,300       SH              SOLE                  254,300    0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Network         COM      64120N100 4,787          607,900       SH              SOLE                  607,900    0          0
Computing
Devices Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Network         COM      64121R100 3,808          80,600        SH              SOLE                  80,600     0          0
Peripherals
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Newport Corp.   COM      651824104 5,312          116,100       SH              SOLE                  116,100    0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Novadigm Inc.   COM      669937104 1,826          88,000        SH              SOLE                  88,000     0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Nucor Corp.     COM      670346105 2,193          40,000        SH              SOLE                  40,000     0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
NVidia Corp.    COM      67066G104 12,659         269,700       SH              SOLE                  269,700    0          0
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
On Technology   COM      68219P108 7,867          567,000       SH              SOLE                  567,000    0          0
Corp.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Oryx            COM      68763X101 1,214          626,400       SH              SOLE                  626,400    0          0
Technology
Corp.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Progress        COM      743312100 8,150          143,619       SH              SOLE                  143,619    0          0
Software Corp.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Puma            COM      745887109 653            5,000         SH              SOLE                  5,000      0          0
Technology
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Silicon         COM      827057100 1,477          35,800        SH              SOLE                  35,800     0          0
Storage
Technology
Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Spectranetics   COM      84760C107 4,411          1,138,300     SH              SOLE                  1,138,30   0          0
Corp.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Spectrum        COM      847615101 596            56,100        SH              SOLE                  56,100     0          0
Control Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Tera Computer   COM      88076P108 5,356          1,190,300     SH              SOLE                  1,190,30   0          0
Co
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
3D Labs Inc.,   COM      G8846W103 3,191          543,100       SH              SOLE                  543,100    0          0
Ltd.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Ultralife       COM      903899102 3,081          503,000       SH              SOLE                  503,000    0          0
Batteries Inc.
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------
Westell         COM      957541105 2,607          242,500       SH              SOLE                  242,500    0          0
Technologies
Inc.-Cl A
--------------- -------- --------- -------------- ------------- ------ -------- ----------- --------- -------- ---------- ----------